Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Fixed Income Securities, Inc.
Entity Central Index Key	0000879569
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000026757
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class A Shares
Trading Symbol	STIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 573,360,565
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$573,360,565 Number of Investments293 Portfolio Turnover39%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.0%
Cash Equivalents	3.4%
Collaterized Mortgage Obligations	5.0%
Project and Trade Finance Core Fund	5.1%
U.S. Treasuries	11.5%
Foreign Governments/Agencies	11.7%
Mortgage Backed Securities	16.5%
Corporate Debt Securities	44.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000026759
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class C Shares
Trading Symbol	SINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$85	1.69%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%
AssetsNet	$ 573,360,565
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$573,360,565 Number of Investments293 Portfolio Turnover39%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.0%
Cash Equivalents	3.4%
Collaterized Mortgage Obligations	5.0%
Project and Trade Finance Core Fund	5.1%
U.S. Treasuries	11.5%
Foreign Governments/Agencies	11.7%
Mortgage Backed Securities	16.5%
Corporate Debt Securities	44.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000026760
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class F Shares
Trading Symbol	STFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class F Shares	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 573,360,565
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$573,360,565 Number of Investments293 Portfolio Turnover39%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.0%
Cash Equivalents	3.4%
Collaterized Mortgage Obligations	5.0%
Project and Trade Finance Core Fund	5.1%
U.S. Treasuries	11.5%
Foreign Governments/Agencies	11.7%
Mortgage Backed Securities	16.5%
Corporate Debt Securities	44.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000062222
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Institutional Shares
Trading Symbol	STISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 573,360,565
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$573,360,565 Number of Investments293 Portfolio Turnover39%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.0%
Cash Equivalents	3.4%
Collaterized Mortgage Obligations	5.0%
Project and Trade Finance Core Fund	5.1%
U.S. Treasuries	11.5%
Foreign Governments/Agencies	11.7%
Mortgage Backed Securities	16.5%
Corporate Debt Securities	44.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000177003
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Income Fund
Class Name	Class R6 Shares
Trading Symbol	STILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 573,360,565
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$573,360,565 Number of Investments293 Portfolio Turnover39%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.0%
Cash Equivalents	3.4%
Collaterized Mortgage Obligations	5.0%
Project and Trade Finance Core Fund	5.1%
U.S. Treasuries	11.5%
Foreign Governments/Agencies	11.7%
Mortgage Backed Securities	16.5%
Corporate Debt Securities	44.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]